Commitments and contingencies	12 Months Ended
Dec. 31, 2013
Commitments and contingencies

17. Commitments and contingencies

(A) Leases commitments

The Group leases certain office premises and buildings under non-cancelable leases. Rental expenses under operating leases for 2011, 2012 and 2013 were $2,801,647, $2,216,502 and $2,753,740, respectively.

As of December 31, 2013, future minimum lease payments under non-cancelable operating leases agreements were as follows:

2014	$2,653,363
2015	2,392,868
2016	2,310,494
2017	921,545
2018 and thereafter	252,587

$8,530,857

(B) Advertising commitments

As of December 31, 2013, the commitments for the advertising contracts signed by the Group were as follows:

2013	$24,314,332

Of the total commitments, $3,121,783 was prepaid as of December 31, 2013.

(C) Legal matters

The Group is a party to legal matters and claims that are normal in the course of its operations. While the Group believes that the ultimate outcome of these matters will not have a material adverse effect on its financial position, results of operations and cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Group.